Financial Instruments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)
Fair Value Measurements
Time deposits-short term	¥ 53,487,075	¥ 32,900,287	$ 7,682,937
Time deposits-long term	2,360,000	100,000	338,993
Equity investments with readily determinable fair values	3,551,545	612,465
Short-term investments	15,312,595	11,674,775	$ 2,199,517
Total	74,711,215	45,287,527
Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value Measurements
Time deposits-short term	53,487,075	32,900,287
Time deposits-long term	2,360,000	100,000
Equity investments with readily determinable fair values	3,551,545	612,465
Total	59,398,620	33,612,752
Significant Other Observable Inputs (Level 2)
Fair Value Measurements
Short-term investments	15,312,595	11,674,775
Total	15,312,595	11,674,775
Significant Unobservable Inputs (Level 3) | Certain of equity investments
Fair Value Measurements
Impairment charges of certain equity investments without determinable fair value	¥ 168,400	¥ 133,600